21 Leases (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Variables (0.5% e 1.6% of sales) [member]
ArrangementsInvolvingLegalFormOfLeasesAxisLineItems [Line Items]
Expenses (revenues) for the period:		R$ 16	R$ 19
Subleases [member]
ArrangementsInvolvingLegalFormOfLeasesAxisLineItems [Line Items]
Expenses (revenues) for the period:	[1]	R$ 22	R$ 20

[1]	Refers mainly to revenue from lease agreements receivable from commercial galleries.